Related Party Transaction (Related Party Transaction - Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 01, 2017
Related Party Transaction [Line Items]
Premiums and Other Receivables, Net		$ 13,853	$ 18,104
Interest Expense, Debt		128	128	$ 133
Operating Expenses		1,700	1,723	1,757
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		(4,465)	1,165	1,068
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Interest Expense, Debt		125	125	130
Operating Expenses		847	1,100	$ 1,100
Group Life Term [Member] | Metropolitan Life Insurance Company [Member] | Subsequent Event [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Cash, Cash Equivalents, and Short-term Investments					$ 214
Premiums and Other Receivables, Net					$ 189
Ceded Reinsurance [Member]
Related Party Transaction [Line Items]
Premiums and Other Receivables, Net		12,669	17,178
Ceded Reinsurance [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Premiums and Other Receivables, Net		$ 3,382	$ 8,452
Ceded Reinsurance [Member] | Group Life Term [Member] | Metropolitan Life Insurance Company [Member] | Subsequent Event [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 17
Mortality Risk on Case by Case Basis [Member]
Related Party Transaction [Line Items]
Reinsurance Retention Policy, Excess Retention, Percentage		100.00%
Mortality Risk on Case by Case Basis [Member] | Life Insurance Product Line [Member]
Related Party Transaction [Line Items]
Reinsurance Retention Policy, Excess Retention, Percentage		90.00%
Mortality Risk [Member]
Related Party Transaction [Line Items]
Reinsurance Retention Policy, Excess Retention, Percentage		90.00%